S000054499 [Member] Expense Example - FlexShares STOXX Global ESG Select Index Fund - FlexShares STOXX Global ESG Select Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	$ 564